Outstanding Claims	12 Months Ended
Dec. 31, 2020
Outstanding Claims [Abstract]
OUTSTANDING CLAIMS
7.	OUTSTANDING CLAIMS

Movement in outstanding claims

	2020			2019			2018
	Gross	Reinsurers’ share	Net	Gross	Reinsurers’ share	Net	Gross	Reinsurers’ share	Net
	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000
At the beginning of the year
Reported claims	292,722	(163,191)	129,531	285,770	(170,125)	115,645	303,255	(178,617)	124,638
Claims incurred but not reported	120,331	(13,021)	107,310	98,610	(17,440)	81,170	79,973	(7,975)	71,998
	413,053	(176,212)	236,841	384,380	(187,565)	196,815	383,228	(186,592)	196,636

Claims paid	(134,761)	51,018	(83,743)	(131,151)	53,114	(78,037)	(209,892)	124,784	(85,108)
Provided during the year related to current accident year	225,950	(68,135)	157,815	150,799	(26,444)	124,355	196,709	(102,443)	94,266
(Released) provided during the year related to previous accident years	(11,987)	5,844	(6,143)	9,025	(15,317)	(6,292)	14,335	(23,314)	(8,979)
At the end of the year	492,255	(187,485)	304,770	413,053	(176,212)	236,841	384,380	(187,565)	196,815

At the end of the year
Reported claims	312,334	(160,373)	151,961	292,722	(163,191)	129,531	285,770	(170,125)	115,645
Claims incurred but not reported	179,921	(27,112)	152,809	120,331	(13,021)	107,310	98,610	(17,440)	81,170
	492,255	(187,485)	304,770	413,053	(176,212)	236,841	384,380	(187,565)	196,815

Claims development

The following tables show the estimate of cumulative incurred claims, including both reported claims and claims incurred but not reported for each successive accident year at each statement of financial position date, together with cumulative payments to date.

Gross of reinsurance, the claims development table is as follows:

	All prior years	2009	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020	Total
	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000
At end of accident year		94,376	122,323	128,498	133,595	159,549	152,384	174,601	175,094	278,298	196,709	150,800	225,950
One year later		75,295	108,523	106,567	119,425	155,958	114,972	160,100	173,369	309,258	219,593	143,093	-
Two years later		67,119	105,943	100,764	108,557	148,161	101,352	149,533	167,695	317,053	213,655	-	-
Three years later		68,497	100,572	110,286	110,046	142,309	92,846	145,921	158,572	317,778	-	-	-
Four years later		68,217	99,513	114,464	103,996	133,917	88,210	142,926	162,210	-	-	-	-
Five years later		67,909	101,599	110,266	104,541	132,992	85,621	142,478	-	-	-	-	-
Six years later		67,807	100,199	111,774	103,167	130,844	83,183	-	-	-	-	-	-
Seven years later		67,614	100,303	110,644	97,918	130,616	-	-	-	-	-	-	-
Eight years later		68,115	100,073	111,028	97,998	-	-	-	-	-	-	-	-
Nine years later		68,950	100,120	111,198	-	-	-	-	-	-	-	-	-
Ten years later		68,882	99,972	-	-	-	-	-	-	-	-	-	-
Eleven years later		69,169	-	-	-	-	-	-	-	-	-	-	-
Current estimate of cumulative claims incurred	240,887	69,169	99,972	111,198	97,998	130,616	83,183	142,478	162,210	317,778	213,655	143,093	225,950	2,038,187
Cumulative payments to date	239,410	68,406	99,646	102,910	95,682	129,311	82,336	136,570	148,004	265,163	101,338	53,634	23,522	1,545,932
Gross liability included in the consolidated statement of financial position														492,255

Net of reinsurance, the claims development table is as follows:

	All prior years	2009	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020	Total
	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000
At end of accident year		63,259	71,380	76,231	100,119	123,553	115,851	92,893	98,771	110,341	94,266	124,356	157,815
One year later		52,099	63,488	60,555	88,131	121,694	90,078	86,991	94,055	117,163	105,797	115,739	-
Two years later		46,911	62,020	59,556	78,090	120,600	79,209	79,846	90,077	116,435	108,521	-	-
Three years later		48,882	58,897	60,662	81,521	117,084	73,250	75,311	85,366	113,949	-	-	-
Four years later		48,707	58,182	62,272	77,268	109,460	70,070	73,132	89,184	-	-	-	-
Five years later		48,310	60,146	59,826	77,798	107,701	66,693	72,641	-	-	-	-	-
Six years later		48,348	58,648	60,329	76,773	107,500	65,626	-	-	-	-	-	-
Seven years later		48,194	58,726	58,084	71,644	107,269	-	-	-	-	-	-	-
Eight years later		48,713	58,540	57,329	71,620	-	-	-	-	-	-	-	-
Nine years later		49,446	58,590	57,425	-	-	-	-	-	-	-	-	-
Ten years later		49,437	58,460	-	-	-	-	-	-	-	-	-	-
Eleven years later		49,697	-	-	-	-	-	-	-	-	-	-	-
Current estimate of cumulative claims incurred	148,633	49,697	58,460	57,425	71,620	107,269	65,626	72,641	89,184	113,949	108,521	115,739	157,815	1,216,579
Cumulative payments to date	147,342	48,961	58,174	54,562	69,487	106,055	64,275	68,572	76,625	86,617	73,176	44,926	13,037	911,809
Net liability included in the consolidated statement of financial position														304,770